Trade and other payables (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Sep. 30, 2025
Trade and other payables
Trade payables	$ 807	$ 47
Other tax and social security	1,536	3,167
Other creditors	605	774
Accruals	2,251	3,203
Deferred income	360	444
Total trade and other current payables	$ 5,559	$ 7,635